Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 424,226		$ 504,468	$ 388,186	$ 422,623	$ 450,907	$ 461,788
Accounts receivable, net	703,066		693,085	602,871	615,265
Prepaid expenses and other current assets	199,208	[1],[2]	236,342	227,635	189,149
Total current assets	1,326,500		1,433,895	1,218,692	1,227,037
Property, plant and equipment, net	205,035		207,030	212,562	193,218
Deferred tax assets	81,734		76,929	61,029	70,143
Investment in equity affiliates	919		886	769	4,800
Intangible assets, net	125,781		131,590	69,070	78,946
Goodwill	1,337,051		1,337,122	1,097,329	1,069,408	$ 1,038,346
Contract cost assets	162,435
Other assets	157,672	[1],[2]	262,169	252,279	242,328
Total assets	3,397,127		3,449,621	2,911,730	2,885,880
Current liabilities
Short-term borrowings	275,000		170,000	15,000	160,000
Current portion of long-term debt	39,237		39,226	39,192	39,181
Accounts payable	13,811		15,050	9,086	9,768
Income taxes payable	40,026		30,026	33,091	24,159
Accrued expenses and other current liabilities	503,116	[1]	584,482	426,953	498,247
Total current liabilities	871,190		838,784	523,322	731,355
Long-term debt, less current portion	996,999		1,006,687	1,035,778	698,152
Deferred tax liabilities	7,083	[3]	6,747	1,815	2,415
Other liabilities	155,858	[1]	168,609	165,561	162,790
Total liabilities	2,031,130		2,020,827	1,726,476	1,594,712
Redeemable non-controlling interest			4,750	3,610	4,520
Shareholders' equity
Preferred shares, value
Common shares, value	1,903		1,924	1,924	1,984
Additional paid-in capital	1,422,897		1,421,368	1,347,265	1,384,468
Retained earnings	321,916	[3]	355,982	219,776	358,121
Accumulated other comprehensive income (loss)	(380,719)		(355,230)	(387,321)	(457,925)
Total equity	1,365,997		1,424,044	1,181,644	1,286,648
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	$ 3,397,127		$ 3,449,621	$ 2,911,730	$ 2,885,880

[1]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.
[2]	The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.
[3]	The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303.